Accounting Rules and Methods - Additional Information (Details) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended
	Aug. 24, 2021 EUR (€) tranch shares	May 19, 2021 EUR (€) tranch shares	Jul. 22, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€) € / shares	Mar. 02, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents				€ 46,323		€ 44,446
Number of tranches of convertible notes issued | tranch		2
Convertible notes		€ 3,000		46	€ 3,000
Undrawn borrowing facilities				€ 15,000
Percentage of permissible dilution				20.00%
Closing market price | € / shares				€ 5.04
Derivatives
Disclosure Of Significant Accounting Policies [Line Items]
Number of convertible notes issued (in shares) | shares		60			60
Major ordinary share transactions | European High Growth Opportunities Securitization Fund
Disclosure Of Significant Accounting Policies [Line Items]
Number of tranches of convertible notes issued | tranch	2
Convertible notes	€ 3,000		€ 3,000
Major ordinary share transactions | Derivatives | European High Growth Opportunities Securitization Fund
Disclosure Of Significant Accounting Policies [Line Items]
Number of convertible notes issued (in shares) | shares	60		60
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities				€ 33,000